The UBS Funds

Prospectus Supplement | April 30, 2019

Includes:

–  UBS Municipal Bond Fund

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the UBS Municipal Bond Fund series of shares of The UBS Funds, dated October 26, 2018, as supplemented, as follows:

Effective April 30, 2019, Ryan Nugent will be added as a portfolio manager for UBS Municipal Bond Fund.

Therefore, effective April 30, 2019, the following is added under the heading "UBS Municipal Bond Fund-Fund Summary" and the sub-heading "Portfolio managers" of the Prospectus:

–  Ryan Nugent, portfolio manager of the Fund since April 2019.

Additionally, effective April 30, 2019, the paragraphs under the heading "Additional information" and the sub-headings "Management—Portfolio management—UBS Municipal Bond Fund" of the Prospectus are deleted in their entirety and replaced by the following:

UBS Municipal Bond Fund

Elbridge T. Gerry, III, Charles W. Grande, Kevin McIntyre, and Ryan Nugent are the members of the investment management team primarily responsible for the day-to-day management of the Fund. The Advisor's investment professionals are organized into investment management teams. Messrs. Gerry, Grande, McIntyre, and Nugent, together with input from members of the Municipal Fixed Income Team, utilize market information and proprietary research to manage the Fund. Messrs. Gerry, Grande, McIntyre, and Nugent also have access to other members of the Advisor's Fixed Income Team, which includes portfolio managers and analysts across the various fixed income sectors. Messrs. Gerry, Grande, McIntyre, and Nugent have ultimate responsibility for research, implementing strategies and reviewing the overall composition of the Fund to ensure its compliance with its stated investment objectives and strategies. Information about Messrs. Gerry, Grande, McIntyre, and Nugent is provided below.

Elbridge T. Gerry, III is Head of the Municipal Fixed Income Team, Co-Head of Municipal Investments and a Managing Director at UBS Asset Management. Mr. Gerry has been a portfolio manager at the firm since 1996. Mr. Gerry has been a portfolio manager of the Fund since its inception.

Charles W. Grande is Co-Head of Municipal Investments, Head of Municipal Credit Research and a Managing Director at UBS Asset Management. Prior to joining UBS Asset Management, Mr. Grande was Sector Head of the Municipal Department for Hartford Investment Management, prior to which he was Deputy Group Head at Credit Suisse Financial Products. Mr. Grande has been a portfolio manager of the Fund since 2017.

Kevin McIntyre is a Senior Portfolio Manager on the Municipal Fixed Income Team and an Executive Director at UBS Asset Management. Mr. McIntyre was previously Head of the Municipal Trading team and assisted in the management of municipal money market portfolios. Prior to joining UBS Asset Management, Mr. McIntyre was director of

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trading operations at Prime Capital Services where he oversaw equity and fixed income trading. Mr. McIntyre has been a portfolio manager of the Fund since 2015.

Ryan Nugent is Head of Municipal Trading and an Executive Director at UBS Asset Management. Mr. Nugent has been a portfolio manager at the firm since 2005. Mr. Nugent has been a portfolio manager of the Fund since April 2019.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds

Supplement to the Statement of Additional Information | April 30, 2019

Includes:

–  UBS Municipal Bond Fund

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") of the UBS Municipal Bond Fund series of The UBS Funds (the "Trust"), dated October 26, 2018, as supplemented, as follows:

Effective April 30, 2019, Ryan Nugent will be added as a portfolio manager for UBS Municipal Bond Fund.

Therefore, effective April 30, 2019, the following information is added to the table beginning on page 77 in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Ryan Nugent## (UBS Municipal Bond Fund)	0	$0	0	$0	2	$125

##  Mr. Ryan Nugent became a portfolio manager of UBS Municipal Bond Fund on April 30, 2019. Information for Mr. Ryan Nugent is as of March 31, 2019.

In addition, effective April 30, 2019, the following information is added to the table beginning on page 80 of the SAI, under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

Portfolio Manager/Fund	Range of shares owned
Ryan Nugent[2] (UBS Municipal Bond Fund)	None

2  Mr. Ryan Nugent became a portfolio manager of UBS Municipal Bond Fund on April 30, 2019. Information for Mr. Ryan Nugent is as of March 31, 2019.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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